COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)				9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Lease Agreement 2010 [Member]	Sep. 29, 2010 Lease Agreement 2010 [Member] Complegen Inc [Member]	Sep. 30, 2012 Lease Agreement 2010 [Member] Complegen Inc [Member]	Mar. 04, 2011 Lease Agreement March 2011 [Member] Sanders Properties, Llc [Member]	Sep. 30, 2012 Lease Agreement March 2011 [Member] Sanders Properties, Llc [Member]	Jul. 09, 2011 Lease Agreement July 2011 [Member] Sanders Properties, Llc [Member]	Sep. 30, 2012 Lease Agreement July 2011 [Member] Sanders Properties, Llc [Member]	Sep. 27, 2011 Lease Agreement September 2011 [Member] Sanders Properties, Llc [Member]	Mar. 31, 2012 Lease Agreement September 2011 [Member] Sanders Properties, Llc [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member]	Sep. 30, 2012 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent For Period From February 24, 2012 To August 31, 2012 [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent For Period From September 1, 2012 To August 31, 2013 [Member]	Dec. 09, 2011 Lease Agreement December 2011 [Member] Fred Hutchinson Research Center [Member] Monthly Rent For Period From September 1, 2013 To November 29, 2014 [Member]
Monthly Lease Rent					$ 3,658		$ 1,100		$ 600		$ 1,400				$ 16,395	$ 19,923	$ 20,548
Security Deposit	36,446	5,157	4,757		3,658		1,500		1,200		1,000		32,789
Enhanced Lease Rent						4,267
Operating Leases, Rent Expense				38,403				9,900		4,200		8,400		161,424
Lease Expiration Date							Mar. 31, 2013		Jul. 31, 2012		Mar. 31, 2012		Nov. 30, 2014
Lease Expiration Date, Description					The lease terms are from September 29, 2010 through March 31, 2011, at which time the lease has converted to month to month unless two months' prior written notice of the intent to terminate the agreement is given.
Loss Contingency, Damages Sought, Value													$ 450,000